Related Parties (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
		Apr. 05, 2018	Jul. 31, 2018	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Proceeds from Issuance of Common Stock				$ 2,700,000
Stock Issued During Period, Value, New Issues	[1]				$ 79,149,000	$ 15,017,000
Registered Direct Offering [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,000,000
Shares Issued, Price Per Share		$ 6.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 15.00
Proceeds from Issuance of Common Stock		$ 5,960,000
Stock Issued During Period, Value, New Issues		$ 1,000,000
Registered Direct Offering [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 15.00
Officers And Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties					$ 800,000	$ 900,000
Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					763,500	226,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 10.75	$ 4.86
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 3,700,000	$ 3,400,000	$ 2,500,000
Director [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			630,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 11.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 5,600,000

[1]	See also Note 9A.